Other comprehensive income - Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (4,002)	$ (5,590)	$ (5,311)
Other comprehensive (loss) income before reclassifications	(112)	367	(310)
Amounts reclassified from OCI	29	1,248	61
Total other comprehensive income (loss) income	(83)	1,615	(249)
Less: Amounts attributable to noncontrolling interests	4	27	(6)
Balance at the end of the period	(4,088)	(4,002)	(5,590)
Accumulated Other Comprehensive Loss [Member] | Cumulative effect of changes in accounting principles
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period			(36)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(2,460)	(3,450)	(3,324)
Other comprehensive (loss) income before reclassifications	(521)	498	(130)
Amounts reclassified from OCI	(9)	519	(2)
Total other comprehensive income (loss) income	(530)	1,017	(132)
Less: Amounts attributable to noncontrolling interests	4	27	(6)
Balance at the end of the period	(2,993)	(2,460)	(3,450)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	17	10	(4)
Other comprehensive (loss) income before reclassifications	(10)	24	14
Amounts reclassified from OCI	(5)	(17)
Total other comprehensive income (loss) income	(15)	7	14
Balance at the end of the period	2	17	10
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(1,556)	(2,145)	(1,967)
Other comprehensive (loss) income before reclassifications	411	(157)	(214)
Amounts reclassified from OCI	56	746	72
Total other comprehensive income (loss) income	467	589	(142)
Balance at the end of the period	(1,089)	(1,556)	(2,145)
Pension and other post-retirement plan adjustments | Cumulative effect of changes in accounting principles
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period			(36)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(3)	(5)	(16)
Other comprehensive (loss) income before reclassifications	8	2	20
Amounts reclassified from OCI	(13)		(9)
Total other comprehensive income (loss) income	(5)	2	11
Balance at the end of the period	$ (8)	$ (3)	$ (5)